SEGMENT - Segment information (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
SEGMENT
Total revenues	¥ 13,117	$ 1,934	¥ 11,821
Adjusted EBITDA	4,583		3,766
Interest income	120	17	101
Interest expense	(139)	(20)	(165)
Income tax expense	(1,168)	(172)	(942)
Depreciation and amortization	(610)		(636)
Share-based compensation	(265)	(39)	(247)
Losses from fair value changes of equity securities, net	(10)	(1)	(13)
Foreign exchange gain (loss), net	(117)	(18)	574
Net income attributable to H World Group Limited	2,394	353	2,438
Leased and owned hotels
SEGMENT
Total revenues	5,983	882	6,190
Manachised and franchised hotels
SEGMENT
Total revenues	6,592	972	5,364
Others
SEGMENT
Total revenues	542	$ 80	267
Elimination
SEGMENT
Total revenues	(15)		(23)
Elimination | Manachised and franchised hotels
SEGMENT
Total revenues	(15)		(9)
Elimination | Others
SEGMENT
Total revenues			(14)
HWC | Operating Segments
SEGMENT
Total revenues	10,907		9,588
Adjusted hotel operating costs	(5,375)		(4,988)
Adjusted selling and marketing expenses	(370)		(307)
Adjusted general and administrative expenses	(784)		(715)
Other segment items (primarily include other operating income, net)	130		103
Adjusted EBITDA	4,508		3,681
HWC | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	3,869		4,030
HWC | Operating Segments | Manachised and franchised hotels
SEGMENT
Total revenues	6,529		5,301
HWC | Operating Segments | Others
SEGMENT
Total revenues	509		257
HWI | Operating Segments
SEGMENT
Total revenues	2,225		2,256
Adjusted hotel operating costs	(1,739)		(1,762)
Adjusted selling and marketing expenses	(247)		(242)
Adjusted general and administrative expenses	(184)		(207)
Other segment items (primarily include other operating income, net)	20		40
Adjusted EBITDA	75		85
HWI | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	2,114		2,160
HWI | Operating Segments | Manachised and franchised hotels
SEGMENT
Total revenues	78		72
HWI | Operating Segments | Others
SEGMENT
Total revenues	¥ 33		¥ 24